Acquisitions and disposals (Details 2) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Fair value of identifiable assets and assumed liabilities:
Investment properties	$ 155,602	$ (9,743)
Property, plant and equipment	5,047	64,039
Investments in associates and joint ventures	2,517	(812)
Restricted assets	214	(203)
Investments in financial assets	13,544	(6,329)
Inventories	2,503	13,110
Trading properties	155
Cash and cash equivalents	6,003	12,350
Trade and other payables	2,313	50,992
Provisions	57	960
Employee benefits	107	2,788
Non-controlling interest	$ 50,745	16,296
Gav - Yam [Member]
Fair value of identifiable assets and assumed liabilities:
Investment properties		155,846
Property, plant and equipment		1,061
Intangible assets		3,281
Right-of-use assets		42
Investments in associates and joint ventures		4,396
Restricted assets		378
Trade and other receivables		1,157
Investments in financial assets		13,544
Trading properties		155
Income tax credit		190
Cash and cash equivalents		10,623
TOTAL ASSETS		190,673
Borrowings		95,443
Lease liabilities		42
Deferred income tax liabilities		21,151
Trade and other payables		2,398
Employee benefits		21
Salaries and social security liabilities		63
Income tax and MPIT liabilities		125
TOTAL LIABILITIES		119,243
Non-controlling interest		43,302
Net assets disposed including goodwill		$ 28,128
Shufersal Ltd. [Member]
Fair value of identifiable assets and assumed liabilities:
Investment properties			$ 10,332
Property, plant and equipment			64,484
Intangible assets			16,203
Investments in associates and joint ventures			892
Restricted assets			203
Trade and other receivables			32,516
Investments in financial assets			280
Derivative financial instruments			51
Inventories			13,955
Cash and cash equivalents			12,404
TOTAL ASSETS			151,320
Borrowings			47,383
Deferred income tax liabilities			6,244
Trade and other payables			53,306
Provisions			1,025
Employee benefits			2,812
Salaries and social security liabilities			5,322
Income tax and MPIT liabilities			17
TOTAL LIABILITIES			116,109
Non-controlling interest			16,309
Net assets disposed including goodwill			$ 18,902